CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	4 Months Ended		12 Months Ended		5 Months Ended
	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012	Mar. 29, 2012
Increase (Decrease) in Stockholder's Equity
Balance	$ 1,508,939			$ 1,508,939	$ 768,585
Balance (in shares)	1			1
Net earnings (loss)	(4,508)	(42,670)	(42,670)	64,080	364,400
Other comprehensive earnings (loss)	1,815	9,444	9,444	(11,360)	14,760
Stock based compensation				11,293	6,483
Dividends to Holdings				(58,729)	(588)
Merger consideration			701,811
Capital contributions		100,000			355,299
Balance		768,585	768,585	1,514,223	1,508,939
Balance (in shares)				1	1
Predecessor
Increase (Decrease) in Stockholder's Equity
Balance						154,340
Net earnings (loss)						94,400
Other comprehensive earnings (loss)						9,034
Stock based compensation						830
Balance						258,604
Predecessor | Common Stock
Increase (Decrease) in Stockholder's Equity
Balance (in shares)							1
Balance (in shares)						1	1
Predecessor | Additional Paid-in Capital
Increase (Decrease) in Stockholder's Equity
Balance						444,336
Stock based compensation						830
Balance						445,166
Predecessor | Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholder's Equity
Balance						(20,203)
Other comprehensive earnings (loss)						9,034
Balance						(11,169)
Predecessor | Accumulated Earnings (Deficit)
Increase (Decrease) in Stockholder's Equity
Balance						(269,793)
Net earnings (loss)						94,400
Balance						(175,393)
Additional Paid-in Capital
Increase (Decrease) in Stockholder's Equity
Balance	1,163,593			1,163,593	801,811
Stock based compensation				11,293	6,483
Merger consideration			701,811
Capital contributions		100,000			355,299
Balance		801,811	801,811	1,174,886	1,163,593
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholder's Equity
Balance	24,204			24,204	9,444
Other comprehensive earnings (loss)		9,444		(11,360)	14,760
Balance		9,444	9,444	12,844	24,204
Accumulated Earnings (Deficit)
Increase (Decrease) in Stockholder's Equity
Balance	321,142			321,142	(42,670)
Net earnings (loss)		(42,670)		64,080	364,400
Dividends to Holdings				(58,729)	(588)
Balance		$ (42,670)	$ (42,670)	$ 326,493	$ 321,142
Class A common stock | Common Stock
Increase (Decrease) in Stockholder's Equity
Balance (in shares)		1	1	1	1	1